SIGNIFICANT ACCOUNTING POLICIES (Details ) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,531,581	481,581	481,581
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	2,246,507	225,117	90,281
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,241,334	5,410	18,467